'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 83                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 84                                                       [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                                   SUITE 1000
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                           Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                       MS. BARBARA A. NUGENT, ESQ.
12OO RIVER ROAD, SUITE 1000                STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428           2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)    PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on [date] pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] on September 30, 2005 pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(a) for the purpose of adding performance fees for the following Gartmore Variable Insurance Trust
Funds:

Gartmore GVIT Emerging Markets Fund                                Gartmore GVIT Global Utilities Fund
Gartmore GVIT Developing Markets Fund                              Gartmore GVIT International Growth Fund
Gartmore GVIT Global Financial Services Fund                       Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT Global Health Sciences Fund                          Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Global Technology and Communications Fund

The current prospectuses for the above-referenced Funds and the combined Statement of Additional Information for the Gartmore Variable Insurance Trust, each dated May 2, 2005 (and, with respect to the Statement of Information as revised on July 26, 2005) are each incorporated herein by reference.

The filing also includes Part C.

                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Developing Markets Fund

                    Supplement Dated September [30], 2005 to
                          Prospectus dated May 2, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the prospectus.

Beginning October 1, 2005, the Fund will implement a performance fee structure and also on that date, the base management fee for the Fund expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described below. Beginning on October 1, 2006, the performance fee component will take effect and the base management fee for the Fund may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark. The first such adjustment will be made at the end of the fifteenth month, on December 31, 2006 as described more fully below under "Management Fees."

1. The following information replaces the "Fees and Expenses" table and footnotes in the Fund Summary on page 5 of the prospectus:

                                                                                         CLASS I             CLASS II
---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                                      N/A                  N/A
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
     Management Fees 2                                                                     1.05%                1.05%
---------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                               None                0.25%
---------------------------------------------------------------------------------------------------------------------
     Other Expenses 3                                                                      0.38%                0.38%
---------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (Before Fee Waivers/Expense                                  1.43%                1.68%
Reimbursements)
---------------------------------------------------------------------------------------------------------------------
     Amount of Fee Waiver/Expense Reimbursements                                           0.00%                0.00%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (After Fee Waivers/Expense                            1.43%                1.68%
Reimbursements) 4
---------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Free Index. For more information see "Management Fees" below.

3 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

4 GGAMT and the Fund have entered into a written contract limiting operating expenses from exceeding 1.40% for all classes of shares at least through May 1, 2006. Certain Fund expenses are excluded from this expense limitation (such as taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). Because of these exclusions from the limitation, no fees currently are being waived or expenses reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

2. The following information replaces the "EXAMPLE" in the Fund Summary on page 5 of the prospectus:

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and no changes in expenses and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------
Class I            $146        $452       $782        $1,713
---------------------------------------------------------------------
Class II           $171        $530       $913        $1,987
---------------------------------------------------------------------

3. The following information replaces the "INVESTMENT ADVISER" and "SUBADVISER" sections on page 8 of the prospectus:

INVESTMENT ADVISER

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT was organized in July, 2000 and advises mutual funds and other institutional separate accounts.

SUBADVISER

Gartmore Global Partners ("GGP"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser to the Fund and manages its assets in accordance with its investment objective and strategies. GGP makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring several affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

MANAGEMENT FEES

The Fund pays GGAMT a base management fee on the Fund's average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, was 1.15%. From its management fee, GGAMT pays GGP a subadvisory fee.

PERFORMANCE-BASED FEES

Effective October 1, 2005, the management fee payable by the Fund, as expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers, will be lowered to the base fee set forth below. See "Management and Subadvisory Fees." The management fee and the base subadvisory fee for the Fund may increase or decrease depending on how the Fund performs relative to its respective benchmark. The Fund's benchmark for determining its performance-based fees is the MSCI Emerging Markets Free Index.

The Fund pays GGAMT an investment advisory fee that can vary depending on the Fund's performance relative to its benchmark. The performance fee is intended to either reward or penalize the investment adviser for outperforming or underperforming, respectively, each Fund's benchmark.

The calculation of this fee is done in two separate steps. First, the Fund pays a base fee, as adjusted for any applicable breakpoints as described in the chart shown below under the heading "Management and Subadvisory Fees" (the "Base Fee

Breakpoints"). The base fee rate is an annual fee, calculated each quarter, and is applied to each such fund's average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund's average net assets over the 12 month rolling performance period. The base fee and the performance adjustment amount are then added (or subtracted, as applicable) to arrive at the Fund's total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed subperiod.

The performance fee calculation applies to all of a Fund's share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund's base fee (as such base fee may be adjusted by Base Fee Breakpoints, as described under "Management and Subadvisory Fees").

         OUT OR UNDERPERFORMANCE                     CHANGE IN FEES
         +/- 1 percentage point                      +/- 0.02%
         +/- 2 percentage points                     +/- 0.04%
         +/- 3 percentage points                     +/- 0.06%
         +/- 4 percentage points                     +/- 0.08%
         +/- 5 percentage points                     +/- 0.10%

The first such payment or penalty, if any, will be made at the end of December 2006 for the Fund (15 months after implementation of the performance-based fees on October 1, 2005). Thereafter, the performance adjusted advisory fee will be paid quarterly. The Statement of Additional Information contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, GGAMT can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

MANAGEMENT AND SUBADVISORY FEES

This table shows the base management and subadvisory fees, expressed as a percentage of the Fund's average daily net assets, as well as the maximum and minimum fees. It does not take into account any applicable waivers.

                             MINIMUM FEE                        BASE FEE                        MAXIMUM FEE
                     ----------------------------      ---------------------------      ---------------------------
   NET ASSETS        MANAGEMENT       SUBADVISORY      MANAGEMENT      SUBADVISORY      MANAGEMENT      SUBADVISORY
   ----------        ----------       -----------      ----------      -----------      ----------      -----------
On assets up to         0.95%           0.425%           1.05%           0.525%            1.15%           0.625%
$500 million

On assets of            0.90%           0.400%           1.00%           0.500%            1.10%           0.600%
$500 million or
more but less
than $2 billion

On assets of $2         0.85%           0.375%           0.95%           0.475%            1.05%           0.575%
billion and more

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Emerging Markets Fund,
                     Gartmore GVIT International Growth Fund

                    Supplement Dated September [30], 2005 to
                         Prospectus dated May 2, 2005.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the prospectus.

Beginning October 1, 2005, each Fund will implement a performance fee structure and also on that date, the base management fee for each Fund expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described below. Beginning on October 1, 2006, the performance fee component will take effect and the base management fee for each Fund may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its respective benchmark. The first such adjustment will be made at the end of the fifteenth month, on December 31, 2006 as described more fully below under "Management Fees."

1. The following information replaces the "Fees and Expenses" table and footnotes for each Fund in the respective Fund Summary in the Prospectus:

GARTMORE GVIT EMERGING MARKETS FUND

                                                                 CLASS I        CLASS II      CLASS III      CLASS VI
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your                            N/A             N/A            N/A           N/A
investment) 1
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount                    N/A             N/A          1.00%         1.00%
redeemed or exchanged) 2
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                             1.05%           1.05%          1.05%         1.05%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                       None           0.25%           None         0.25%
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                              0.32%           0.32%          0.32%         0.32%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (before fee                   1.37%           1.62%          1.37%         1.62%
waivers/expense reimbursements)
----------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements                        0.00%           0.00%          0.00%         0.00%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE                    1.37%           1.62%          1.37%         1.62%
WAIVERS/EXPENSE REIMBURSEMENTS) 5
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 14.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

5 GGAMT and the Fund have entered into a written contract limiting operating expenses from exceeding 1.40% for all classes of shares at least through May 1, 2006. Certain Fund expenses are excluded from this expense limitation (such as taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). Because of these exclusions from the limitation, no fees currently are being waived or expenses reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

GARTMORE GVIT INTERNATIONAL GROWTH FUND

                                                                          CLASS I            CLASS II      CLASS III
---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                       N/A                 N/A            N/A
---------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount redeemed) 2                 N/A                 N/A          1.00%
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                                      0.90%               0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                None               0.25%           None
---------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                                       0.33%               0.34%          0.34%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (before fee                            1.23%               1.49%          1.24%
waivers/expense reimbursements)
---------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements                                 0.00%               0.00%          0.00%
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE                             1.23%               1.49%          1.24%
WAIVERS/EXPENSE REIMBURSEMENTS) 5
---------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 14.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI All Country World ex U.S. Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

5 GGAMT and the Fund have entered into a written contract limiting operating expenses from exceeding 1.25% for all classes of shares at least through May 1, 2006. Certain Fund expenses are excluded from this expense limitation (such as taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). Because of these exclusions from the limitation, no fees currently are being waived or expenses reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.


2. The following information replaces the "EXAMPLE" for each Fund in the respective Fund Summary in the Prospectus:

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III and Class VI (as applicable) shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short term trading will be higher than if you hold your Class III and Class VI (as applicable) shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

GARTMORE GVIT EMERGING MARKETS FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $139                    $434                   $750                  $1,646
----------------------------------------------------------------------------------------------------------------------
Class II                          $165                    $511                   $881                  $1,922
----------------------------------------------------------------------------------------------------------------------
Class III                         $139                    $434                   $750                  $1,646
----------------------------------------------------------------------------------------------------------------------
Class VI                          $165                    $511                   $881                  $1,922
----------------------------------------------------------------------------------------------------------------------

GARTMORE GVIT INTERNATIONAL GROWTH FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $125                    $390                   $676                  $1,489
----------------------------------------------------------------------------------------------------------------------
Class II                          $152                    $471                   $813                  $1,779
----------------------------------------------------------------------------------------------------------------------
Class III                         $126                    $393                   $681                  $1,500
----------------------------------------------------------------------------------------------------------------------

3. The following information replaces the "Investment Adviser" and "Subadviser" information in the "Management" section beginning on page 11 of the
Prospectus:

INVESTMENT ADVISER

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts.

SUBADVISER

Gartmore Global Partners ("GGP"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser to the Funds and manages each Fund's assets in accordance with each Fund's investment objective and strategies. Gartmore Global Partners makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring several affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

MANAGEMENT FEES

Each Fund pays GGAMT a management fee, which is based on a Fund's average daily net assets. From its management fee, GGAMT pays GGP a subadvisory fee.

PERFORMANCE-BASED FEES

Effective October 1, 2005, the management fee payable by the Funds, expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, will be lowered to the base fee set forth below. See "Management and Subadvisory Fees." The management fee for the Funds may increase or decrease depending on how each Fund performs relative to its respective benchmark. The Funds' benchmarks for determining these performance-based fees are:

FUND                                       BENCHMARK
----                                       ---------
Gartmore GVIT Emerging Markets Fund        MSCI Emerging Markets Index

Gartmore GVIT International Growth Fund    MSCI All Country World ex U.S. Index

The Funds pay GGAMT an investment advisory fee that can vary depending on each Fund's performance relative to its respective benchmarks. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming, respectively, each Fund's benchmark.

The calculation of this fee is done in two separate steps. First, each Fund pays a base fee, as adjusted for any applicable breakpoints as described in the chart shown below under the heading "Management and Subadvisory Fees" (the "Base Fee Breakpoints"). The base fee rate is an annual fee, calculated each quarter, and is applied to each such Fund's average net assets over that quarter. Second, a performance adjustment percentage is applied to each Fund's average net assets over the 12 month rolling performance period. The base fee and the performance adjustment amount are then added (or subtracted, as applicable) to arrive at each Fund's total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed subperiod.

The performance fee calculation applies to all of a Fund's share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund's base fee (as such base fee may be adjusted by Base Fee Breakpoints, as described under "Management and Subadvisory Fees").

         OUT OR UNDERPERFORMANCE                     CHANGE IN FEES
         +/- 1 percentage point                      +/- 0.02%
         +/- 2 percentage points                     +/- 0.04%
         +/- 3 percentage points                     +/- 0.06%
         +/- 4 percentage points                     +/- 0.08%
         +/- 5 percentage points                     +/- 0.10%

The first such payment or penalty, if any, will be made at the end of December 2006 for each Fund (15 months after implementation of the performance-based fees on October 1, 2005). Thereafter, these performance adjusted advisory fees will be paid quarterly. The Statement of Additional Information contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, GGAMT can receive a performance fee increase even if a Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

MANAGEMENT AND SUBADVISORY FEES

This table shows the base management and subadvisory fees, expressed as a percentage of the Fund's average daily net assets, as well as the maximum and minimum fees. It does not take into account any applicable waivers.

                                                      MINIMUM FEE                 BASE FEE                  MAXIMUM FEE
                                                ------------------------   -----------------------   ------------------------
                  NET ASSETS                    MANAGEMENT   SUBADVISORY   MANAGEMENT   SUBADVISORY  MANAGEMENT   SUBADVISORY
                  ----------                    ----------   -----------   ----------   ----------   ----------   -----------
GARTMORE GVIT EMERGING MARKETS FUND

On assets up to $500 million                       0.95%       0.425%        1.05%        0.525%        1.15%        0.625%

On assets of $500 million or more but less         0.90%       0.400%        1.00%        0.500%        1.10%        0.600%
than $2 billion

On assets of $2 billion and more                   0.85%       0.375%        0.95%        0.475%        1.05%        0.575%

GARTMORE GVIT INTERNATIONAL GROWTH FUND

On assets up to $500 million                       0.80%       0.350%        0.90%        0.450%        1.00%        0.550%

On assets of $500 million or more but less         0.75%       0.325%        0.85%        0.425%        0.95%        0.525%
than $2 billion

On assets of $2 billion and more                   0.70%       0.300%        0.80%        0.400%        0.90%        0.500%

ACTUAL MANAGEMENT AND SUBADVISORY FEES PAID, NET OF FEE WAIVERS DURING FISCAL YEAR ENDED DECEMBER 31, 2004

                                                  MANAGEMENT     SUBADVISORY
                                                     FEES            FEES
                                                  ----------     -----------
GARTMORE GVIT EMERGING MARKETS FUND                 1.15%           0.575%

GARTMORE GVIT  INTERNATIONAL GROWTH FUND            1.00%           0.500%


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                     Gartmore GVIT Nationwide Leaders Fund,
                     Gartmore GVIT U.S. Growth Leaders Fund,
                      Gartmore GVIT Worldwide Leaders Fund

                    Supplement Dated September [30], 2005 to
                          Prospectus dated May 2, 2005.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the prospectus.

Beginning October 1, 2005, the base management fee for the Gartmore GVIT Nationwide Leaders Fund and the Gartmore GVIT Worldwide Leaders Fund expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described below. Beginning on October 1, 2006, the performance fee component will take effect and the base management fee for each Fund may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its respective benchmark. The first such adjustment will be paid at the end of the fifteenth month, on December 31, 2006 as described more fully below under "Management Fees."

1. The following information replaces the "Fees and Expenses" table and footnotes for each of the Gartmore GVIT Nationwide Leaders Fund and Gartmore GVIT Worldwide Leaders Fund in the respective Fund Summary in the prospectus:

GARTMORE GVIT NATIONWIDE LEADERS FUND

                                                                           CLASS I          CLASS II        CLASS III
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                        N/A               N/A              N/A
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount redeemed) 2                  N/A               N/A            1.00%
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                                       0.80%             0.80%            0.80%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                 None             0.25%             None
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                                        0.29%             0.29%            0.27%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (before fee                             1.09%             1.34%            1.07%
waivers/expense reimbursements) 5
----------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements                                  0.00%             0.00%            0.00%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE                              1.09%             1.34%            1.07%
WAIVERS/EXPENSE REIMBURSEMENTS) 5
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 18.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the S&P 500 Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

5 GMF and the Fund have entered into a written contract limiting operating expenses from exceeding 1.10% for all classes of shares at least through May 1, 2006. Certain Fund expenses are excluded from this expense limitation (such as taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). Because of these exclusions from the limitation, no fees currently are being waived or expenses reimbursed. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

GARTMORE GVIT WORLDWIDE LEADERS FUND

                                                                          CLASS I            CLASS II      CLASS III
---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                       N/A                 N/A            N/A
---------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount redeemed) 2                 N/A                 N/A          1.00%
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                                      0.90%               0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                None               0.25%           None
---------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                                       0.25%               0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.15%               1.40%          1.15%
---------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 18.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI World Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

2. The following information replaces the "EXAMPLE" for each of the Gartmore GVIT Nationwide Fund and the Gartmore GVIT Worldwide Leaders Fund in the respective Fund Summary in the prospectus:

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

GARTMORE GVIT NATIONWIDE LEADERS FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $111                    $347                   $601                  $1,329
----------------------------------------------------------------------------------------------------------------------
Class II                          $136                    $425                   $734                  $1,613
----------------------------------------------------------------------------------------------------------------------
Class III                         $109                    $340                   $590                  $1,306
----------------------------------------------------------------------------------------------------------------------

GARTMORE GVIT WORLDWIDE LEADERS FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $117                    $365                   $633                  $1,398
----------------------------------------------------------------------------------------------------------------------
Class II                          $143                    $443                   $766                  $1,680
----------------------------------------------------------------------------------------------------------------------
Class III                         $117                    $365                   $633                  $1,398
----------------------------------------------------------------------------------------------------------------------

3. The following information replaces the information with respect to Gartmore GVIT Nationwide Leaders Fund and the Gartmore GVIT Worldwide Leaders Fund in the "Management" section beginning on page 14 of the Prospectus:

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of assets and supervises the daily business affairs of these Funds. GMF was organized in 1999, and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring several affiliated investment advisers. Collectively, these affiliates (located in the United States, United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

SUBADVISER - GARTMORE GVIT WORLDWIDE LEADERS FUND

Gartmore Global Partners ("GGP"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser to the Gartmore GVIT Worldwide Leaders Fund. Subject to the supervision of GMF and the Trustees, GGP manages the Gartmore GVIT Worldwide Leaders Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for the Gartmore GVIT Worldwide Leaders Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

MANAGEMENT FEES

The Funds pay their respective investment advisers a base management fee on each Fund's average daily net assets. From its management fee, GMF pays GGP a subadvisory fee for Gartmore GVIT Worldwide Leaders Fund.

PERFORMANCE-BASED FEES - GARTMORE GVIT NATIONWIDE LEADERS FUND, GARTMORE GVIT WORLDWIDE LEADERS FUND

Effective October 1, 2005, the management fee payable by the Gartmore GVIT Nationwide Leaders Fund and the Gartmore GVIT Worldwide Leaders Fund, as expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, will be lowered to the base fee set forth below. See "Management and Subadvisory Fees." The management fee for the Funds may increase or decrease depending on how each Fund performs relative to its respective benchmark. The Funds' benchmarks for determining these performance-based fees are:


FUND                                                  BENCHMARK
----                                                  ---------
Gartmore GVIT Nationwide Leaders Fund                 S&P 500 Index

Gartmore GVIT Worldwide Leaders Fund                  MSCI World Index

The Funds pay GMF an investment advisory fee that can vary depending on each Fund's performance relative to its respective benchmark. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming, respectively, each Fund's benchmark.

The calculation of this fee is done in two separate steps. First, each Fund pays a base fee, as adjusted for any applicable breakpoints as described in the chart shown below under the heading "Management and Subadvisory Fees" (the "Base Fee Breakpoints"). The base fee rate is an annual fee, calculated each quarter, and is applied to each such Fund's average net assets over that quarter. Second, a performance adjustment percentage is applied to each Fund's average net assets over the 12 month rolling performance period. The base fee and the performance adjustment amount are then added (or subtracted, as applicable) to arrive at each Fund's total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed subperiod.

The performance fee calculation applies to all of a Fund's share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund's base fee (as such base fee may be adjusted by Base Fee Breakpoints, as described under "Management and Subadvisory Fees").

         OUT OR UNDERPERFORMANCE                     CHANGE IN FEES
         +/- 1 percentage point                      +/- 0.02%
         +/- 2 percentage points                     +/- 0.04%
         +/- 3 percentage points                     +/- 0.06%
         +/- 4 percentage points                     +/- 0.08%
         +/- 5 percentage points                     +/- 0.10%

The first such payment or penalty, if any, will be made at the end of December 2006 for each Fund (15 months after implementation of the performance-based fees on October 1, 2005). Thereafter, these performance adjusted advisory fees will be paid quarterly. The Statement of Additional Information contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, GMF can receive a performance fee increase even if a Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

MANAGEMENT AND SUBADVISORY FEES

This table shows the base management and subadvisory fees, expressed as a percentage of the Fund's average daily net assets, as well as the maximum and minimum fees. It does not take into account any applicable waivers.

                                                      MINIMUM FEE                 BASE FEE                  MAXIMUM FEE
                                                ------------------------   ------------------------  ------------------------
                  NET ASSETS                    MANAGEMENT   SUBADVISORY   MANAGEMENT   SUBADVISORY  MANAGEMENT   SUBADVISORY
                  ----------                    ----------   -----------   ----------   -----------  ----------   -----------
GARTMORE GVIT NATIONWIDE LEADERS FUND

On assets up to $500 million                       0.70%         --          0.80%          --          0.90%          --

On assets of $500 million or more but less         0.65%         --          0.75%          --          0.85%          --
than $2 billion

On assets of $2 billion and more                   0.60%         --          0.70%          --          0.80%          --

GARTMORE GVIT WORLDWIDE LEADERS FUND

On assets up to $50 million                        0.80%        0.45%        0.90%         0.55%        1.00%        0.65%

On assets of $50 million or more                   0.75%        0.40%        0.85%         0.50%        0.95%        0.60%

ACTUAL MANAGEMENT AND SUBADVISORY FEES PAID, NET OF FEE WAIVERS DURING FISCAL YEAR ENDED DECEMBER 31, 2004

                                                                MANAGEMENT     SUBADVISORY
                                                                   FEES            FEES
                                                                ----------     -----------
GARTMORE GVIT NATIONWIDE LEADERS FUND                             0.90%            N/A


GARTMORE GVIT WORLDWIDE LEADERS FUND                              1.00%           0.60%

PORTFOLIO MANAGEMENT

GARTMORE GVIT NATIONWIDE LEADERS FUND

Gary D. Haubold is the portfolio manager of the Fund. As portfolio manager, Mr. Haubold is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Haubold, CFA, has 20 years of investment experience and joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. From 1997 to 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to joining Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrerd, which is now part of Morgan Stanley Asset Management.

GARTMORE GVIT WORLDWIDE LEADERS FUND

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the person primarily responsible for the day-to-day management of the Gartmore GVIT Worldwide Leaders Fund.

Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore GVIT Worldwide Leaders Fund. He also manages the Gartmore Worldwide Leaders Fund and other investment companies not offered in the United States. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, US and Global Equities management teams. In January 2001 Mr. Rogan undertook responsibility for the Global Equity Team. Prior to joining Gartmore, Mr. Rogan worked for Touche Remnant, where he specialized in Pacific & Emerging Markets (1982-1985), Flemings in London, where he was appointed head of the Pacific Region Portfolios

Group in 1989 (1985-1992) and Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997). Mr. Rogan is also an associate member of the UK Society of Investment Professionals.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                  Gartmore GVIT Global Financial Services Fund,
                   Gartmore GVIT Global Health Sciences Fund,
            Gartmore GVIT Global Technology and Communications Fund,
                       Gartmore GVIT Global Utilities Fund

                    Supplement Dated September [30], 2005 to
                          Prospectus dated May 2, 2005.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the prospectus.

Beginning October 1, 2005, each Fund will implement a performance fee structure and also on that date, the base management fee for each Fund expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described below. Beginning on October 1, 2006 the performance fee component will take effect and the base management fee for each Fund may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its respective benchmark(s). The first such adjustment will be paid at the end of the fifteenth month, on December 31, 2006 as described more fully below under "Management Fees."

1. The following information replaces the "Fees and Expenses" table and footnotes for each Fund in the respective Fund Summary in the prospectus:

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

                                                                           CLASS I          CLASS II        CLASS III
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                        N/A               N/A              N/A
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount redeemed) 2                  N/A               N/A            1.00%
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                                       0.90%             0.90%            0.90%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                 None             0.25%             None
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                                        0.27%             0.27%            0.24%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         1.17%             1.42%            1.14%
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI World Financials Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

                                                                CLASS I         CLASS II      CLASS III      CLASS VI
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your                           N/A              N/A            N/A           N/A
investment) 1
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount                   N/A              N/A          1.00%         1.00%
redeemed) 2
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                            0.90%            0.90%          0.90%         0.90%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                      None            0.25%           None         0.25%
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                             0.25%            0.25%          0.25%         0.25%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              1.15%            1.40%          1.15%         1.40%
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Goldman Sachs Healthcare Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees of 0.15% which are currently being charged on Class I, II and III shares and will be charged on Class VI shares beginning on [October 1, 2005]. The maximum administrative services fee permitted to be charged is 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

                                                                CLASS I         CLASS II      CLASS III      CLASS VI
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your                           N/A              N/A            N/A           N/A
investment) 1
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount                   N/A              N/A          1.00%         1.00%
redeemed) 2
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund
assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                            0.88%            0.88%          0.88%         0.88%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                      None            0.25%           None         0.25%
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                             0.30%            0.30%          0.30%         0.30%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (before fee                  1.18%            1.43%          1.18%         1.43%
waivers/expense reimbursements) 5
----------------------------------------------------------------------------------------------------------------------
Amount of Fee Waivers/Expense Reimbursements                      0.00%            0.00%          0.00%         0.00%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (after fee                   1.18%            1.43%          1.18%         1.43%
waivers/expense reimbursements) 5
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III or Class VI shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Goldman Sachs Technology Composite Index. For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

5 GMF and the Fund have entered into a written contract limiting operating expenses from exceeding 1.23% for all classes of shares at least through May 1, 2006. Certain Fund expenses are excluded from this expense limitation (such as taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses). Because of these exclusions from the limitation, no fees currently are being waived or expenses reimbursed. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

GARTMORE GVIT GLOBAL UTILITIES FUND

                                                                           CLASS I          CLASS II        CLASS III
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1                        N/A               N/A              N/A
----------------------------------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount redeemed                     N/A               N/A            1.00%
or exchanged) 2
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------
     Management Fees 3                                                       0.70%             0.70%            0.70%
----------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                                 None             0.25%             None
----------------------------------------------------------------------------------------------------------------------
     Other Expenses 4                                                        0.28%             0.28%            0.24%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         0.98%             1.23%            0.94%
----------------------------------------------------------------------------------------------------------------------

----------
1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 A short-tem trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

3 Effective October 1, 2005, the management fee will be lowered to the base fee described above. Beginning October 1, 2006, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmarks, the MSCI World Telecom Services Index (60%)/MSCI World Utilities Index (40%). For more information see "Management Fees" below.

4 "Other Expenses" include administrative services fees which are currently 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

2. The following information replaces the "EXAMPLE" for each Fund in the respective Fund Summary in the prospectus:

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III and Class VI (as applicable) shares for a Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short term trading will be higher than if you hold your Class III or Class VI (as applicable) shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $119                    $372                   $644                  $1,420
----------------------------------------------------------------------------------------------------------------------
Class II                          $145                    $449                   $776                  $1,702
----------------------------------------------------------------------------------------------------------------------
Class III                         $116                    $362                   $628                  $1,386
----------------------------------------------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $117                    $365                   $633                  $1,398
----------------------------------------------------------------------------------------------------------------------
Class II                          $143                    $443                   $766                  $1,680
----------------------------------------------------------------------------------------------------------------------
Class III                         $117                    $365                   $633                  $1,398
----------------------------------------------------------------------------------------------------------------------
Class VI                          $143                    $443                   $766                  $1,680
----------------------------------------------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $120                    $375                   $649                  $1,432
----------------------------------------------------------------------------------------------------------------------
Class II                          $146                    $452                   $782                  $1,713
----------------------------------------------------------------------------------------------------------------------
Class III                         $120                    $375                   $649                  $1,432
----------------------------------------------------------------------------------------------------------------------
Class VI                          $146                    $452                   $782                  $1,713
----------------------------------------------------------------------------------------------------------------------

GARTMORE GVIT GLOBAL UTILITIES FUND

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class I                           $100                    $312                   $542                  $1,201
----------------------------------------------------------------------------------------------------------------------
Class II                          $125                    $390                   $676                  $1,489
----------------------------------------------------------------------------------------------------------------------
Class III                          $96                    $300                   $520                  $1,155
----------------------------------------------------------------------------------------------------------------------

3. The following information replaces the information in the "Management" section beginning on page 18 of the Prospectus:

INVESTMENT ADVISER - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND AND GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of assets and supervises the daily business affairs of these Funds. GMF was organized in 1999 and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring several affiliated investment advisers. Collectively, these affiliates (located in the United States, United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

INVESTMENT ADVISER AND SUBADVISER - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. GGAMT is an affiliate of GMF and also is part of the Gartmore Group.

Gartmore Global Partners ("GGP"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser to the Funds and manages their assets in accordance with their respective investment objective and strategies. GGP makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

GGP is an affiliate of GMF and GGAMT and is part of the Gartmore Group.

MANAGEMENT FEES

The Funds pay their respective investment advisers a base management fee on each Fund's average daily net assets. From its management fee, GGAMT pays GGP a subadvisory fee.

PERFORMANCE-BASED FEES

Effective October 1, 2005, the management fee payable by the Funds, as expressed as a percentage of such Fund's average daily net assets and not taking into account any applicable waivers, will be lowered to the base fee set forth below. See "Management and Subadvisory Fees." The management fee for the Funds may increase or decrease depending on how each Fund performs relative to its respective benchmark(s). The Funds' benchmarks for determining these performance-based fees are:

FUND                                                               BENCHMARK
----                                                               ---------
Gartmore GVIT Global Financial Services Fund                       MSCI World Financials Index

Gartmore GVIT Global Health Sciences Fund                          Goldman Sachs Healthcare Index

Gartmore GVIT Global Technology and Communications Fund            Goldman Sachs Technology Composite Index

Gartmore GVIT Global Utilities Fund                                60% MSCI World Telecom Services Index/40% MSCI
                                                                   World Utilities Index

The Funds pay their respective investment advisers an investment advisory fee that can vary depending on each Fund's performance relative to its respective benchmark(s). This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming, respectively, each Fund's benchmark(s).

The calculation of this fee is done in two separate steps. First, each Fund pays a base fee, as adjusted for any applicable breakpoints as described in the chart shown below under the heading "Management and Subadvisory Fees" (the "Base Fee Breakpoints"). The base fee rate is an annual fee, calculated each quarter, and is applied to each such Fund's average net assets over that quarter. Second, a performance adjustment percentage is applied to each Fund's average net assets over the 12 month rolling performance period. The base fee and the performance adjustment amount are then added (or subtracted, as applicable) to arrive at each Fund's total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed subperiod.

The performance fee calculation applies to all of a Fund's share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund's base fee (as such base fee may be adjusted by Base Fee Breakpoints, as described under "Management and Subadvisory Fees").

         OUT OR UNDERPERFORMANCE                     CHANGE IN FEES
         +/- 1 percentage point                      +/- 0.02%
         +/- 2 percentage points                     +/- 0.04%
         +/- 3 percentage points                     +/- 0.06%
         +/- 4 percentage points                     +/- 0.08%
         +/- 5 percentage points                     +/- 0.10%

The first such payment or penalty, if any, will be made at the end of December 2006 for each Fund (15 months after implementation of the performance-based fees on October 1, 2005). Thereafter, these performance adjusted advisory fees will be paid quarterly. The Statement of Additional Information contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, GMF or GGAMT, as applicable, can receive a performance fee increase even if a Fund experiences negative performance that still exceeds its benchmark(s) by more than the relevant percentage amount shown above.

MANAGEMENT AND SUBADVISORY FEES

This table shows the base management and subadvisory fees, expressed as a percentage of the Fund's average daily net assets, as well as the maximum and minimum fees. It does not take into account any applicable waivers.

                                                      MINIMUM FEE                 BASE FEE                  MAXIMUM FEE
                                                -----------------------    ------------------------  ------------------------
                  NET ASSETS                    MANAGEMENT   SUBADVISORY   MANAGEMENT   SUBADVISORY  MANAGEMENT   SUBADVISORY
                  ----------                    ----------   ----------    ----------   -----------  ----------   -----------
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

On assets up to $500 million                       0.80%       0.350%        0.90%        0.450%        1.00%        0.550%

On assets of $500 million or more but less         0.75%       0.325%        0.85%        0.425%        0.95%        0.525%
than $2 billion

On assets of $2 billion and more                   0.70%       0.300%        0.80%        0.400%        0.90%        0.500%

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

On assets up to $500 million                       0.80%         --          0.90%          --          1.00%          --

On assets of $500 million or more but less         0.75%         --          0.85%          --          0.95%          --
than $2 billion

On assets of $2 billion and more                   0.70%         --          0.80%          --          0.90%          --

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

On assets up to $500 million                       0.78%         --          0.88%          --          0.98%          --

On assets of $500 million or more but less         0.73%         --          0.83%          --          0.93%          --
than $2 billion

On assets of $2 billion and more                   0.68%         --          0.78%                      0.88%          --

GARTMORE GVIT GLOBAL UTILITIES FUND

On assets up to $500 million                       0.60%       0.250%        0.70%        0.350%        0.80%        0.450%

On assets of $500 million or more but less         0.55%       0.225%        0.65%        0.325%        0.75%        0.425%
than $2 billion

On assets of $2 billion and more                   0.50%       0.200%        0.60%        0.300%        0.70%        0.400%

ACTUAL MANAGEMENT AND SUBADVISORY FEES PAID, NET OF FEE WAIVERS DURING FISCAL YEAR ENDED DECEMBER 31, 2004

                                                                                         MANAGEMENT     SUBADVISORY
                                                                                            FEES            FEES
                                                                                         ----------     -----------
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND                                               1.00%           0.50%

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND                                                  1.00%            N/A

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND                                    0.98%            N/A

GARTMORE GVIT GLOBAL UTILITIES FUND                                                        0.80%           0.40%

PORTFOLIO MANAGEMENT

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Douglas Burtnick, CFA, Portfolio Manager, and Stuart Quint, CFA, Equity Research Analyst, are responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Douglas Burtnick joined GMF in May 2000 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, Mr. Burtnick worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management issues for institutional investors and hedge funds.

Stuart Quint, CFA, provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies. Prior to joining GMF in September 2003, Mr. Quint was with the Libra Fund, a Swedish hedge fund based in New York, from August 2002 to September 2003 where he had a specialized focus in financial and energy stocks. He has spent 13 years in investment management, and prior to joining the Libra Fund held senior level equity positions with Friends Ivory Sime, Montgomery Asset Management and Sanford Bernstein. Mr. Quint holds a B.S. degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a B.A. in Russian Civilization.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Paul Cluskey is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Cluskey joined GMF in April 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund since its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc., as a corporate finance analyst.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Chip Zhu is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Zhu joined GMF in November 1999 as a technology analyst and was promoted to co-portfolio manager for the Fund in March 2004. Prior to joining GMF, Mr. Zhu was an associate in corporate finance with Prudential Capital Group Private Placement Division where he was responsible for international investment in equity, structured finance, mezzanine and debt instruments. Mr. Zhu is a graduate of the Wuhan University (China) and also has an MBA from the Wharton School of Business.

GARTMORE GVIT GLOBAL UTILITIES FUND

Ben Walker, CFA, Senior Investment Manager, Global Equities, is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Walker joined GMF in 1997. Previously he worked in the financial services division of the accounting firm, Arthur Andersen in London, where he qualified as a Chartered Accountant in August 1997. He has obtained the IMC and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                      Supplement dated September [30], 2005
          To the Statement of Additional Information dated May 2, 2005 as Revised July 26, 2005

Capitalized terms and certain other items used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

On March 11, 2004, the Board of Trustees of Gartmore Variable Insurance Trust (the "Trust") approved a proposal to implement performance based fees for the following Funds (the "Funds"):

         o        Gartmore GVIT Developing Markets Fund

         o        Gartmore GVIT Emerging Markets Fund

         o        Gartmore GVIT Global Financial Services Fund

         o        Gartmore GVIT Global Health Sciences Fund

         o        Gartmore GVIT Global Technology and Communications Fund

         o        Gartmore GVIT Global Utilities Fund

         o        Gartmore GVIT International Growth Fund

         o        Gartmore GVIT Nationwide Leaders Fund

         o        Gartmore GVIT Worldwide Leaders Fund

1. On pages 84-86 of the SAI, the information in the table of the investment advisory fees received by GMF and the footnotes with respect to the Funds is revised by replacing the following information:

FUND                                     ASSETS                                 INVESTMENT ADVISORY FEE
----                                     ------                                 -----------------------
Gartmore GVIT Global Health Sciences     $0 up to $500 million                  1.00%
Fund (1)                                 $500 million up to $2                  0.95%
                                         billion
                                         $2 billion and                         0.90%
                                         more

Gartmore GVIT Global Technology and      $0 up to $500 million                  0.98%
Communications Fund (2)                  $500 million up to $2                  0.93%
                                         billion
                                         $2 billion and                         0.88%
                                         more

Gartmore GVIT Nationwide Leaders Fund    $0 up to $500 million                  0.90%
(3)                                      $500 million up to $2                  0.80%
                                         billion
                                         $2 billion and                         0.75%
                                         more

Gartmore GVIT Nationwide Principal       0.40% of the Fund's average daily
Protected Fund (4)                       net assets during Offering Period

                                         0.60% of the Fund's average daily
                                         net assets during Guarantee Period
                                         and Post Guarantee Period

Gartmore GVIT U.S. Growth Leaders Fund   $0 up to $500 million                  0.90%
(5)                                      $500 million up to $2                  0.80%
                                         billion
                                         $2 billion and more                    0.75%

Gartmore GVIT Worldwide Leaders Fund     $0 up to $50 million                   1.00%
(6)                                      $50 million and more                   0.95%

------------------------------------------------

(1) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Global Health Sciences Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Healthcare Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(2) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Global Technology and Communications Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Technology Composite Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(3) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Nationwide Leaders Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(4) Fee Structure for the Gartmore GVIT Nationwide Principal Protected Fund. The fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. If the Fund enters a "Zero Coupon Investment Period" as described in the Fund's registration statement, the advisory fee will be decreased to 0.25% for the remainder of the Guarantee Period.

(5) The advisory fee at each breakpoint is a base fee and actual fees may be higher or lower depending on the Gartmore GVIT U.S. Growth Leaders Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(6) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Worldwide Leaders Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

2. The following information is inserted on page 86 of the SAI immediately preceding the subheading "Performance Fees - Gartmore GVIT U.S. Growth Leaders Fund":

PERFORMANCE FEES - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND, GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND, GARTMORE GVIT NATIONWIDE LEADERS FUND, GARTMORE GVIT WORLDWIDE LEADERS FUND

         As described above and in each Fund's prospectus, as supplemented on September [30], 2005, beginning October 1, 2005, each Fund will be subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12-month rolling period. The base fee will either be increased or decreased proportionately (beginning October 1, 2006) by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark over the preceding 12-month rolling period as follows:

                  OUT OR UNDER PERFORMANCE                 CHANGE IN FEES

                  +/- 1 percentage point                   +/- 0.02%
                  +/- 2 percentage points                  +/- 0.04%
                  +/- 3 percentage points                  +/- 0.06%
                  +/- 4 percentage points                  +/- 0.08%
                  +/- 5 percentage points or more          +/- 0.10%

         As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                                      GARTMORE GVIT GLOBAL
                                                      HEALTH SCIENCES FUND
                                                     POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                     HIGHEST      LOWEST
0.90% for assets up to $500 million                    1.00%        0.80%
0.85% for assets of $500 million and
  more but less than $2 billion                        0.95%        0.75%
0.80% on assets of $2 billion and more                 0.90%        0.70%


                                                      GARTMORE GVIT GLOBAL
                                                         TECHNOLOGY AND
                                                      COMMUNICATIONS FUND
                                                     POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                     HIGHEST      LOWEST
0.88% for assets up to $500 million                    0.98%        0.78%
0.83% for assets of $500 million and
  more but less than $2 billion                        0.93%        0.73%
0.78% on assets of $2 billion and more                 0.88%        0.68%

                                                    GARTMORE GVIT NATIONWIDE
                                                          LEADERS FUND
                                                     POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                     HIGHEST      LOWEST
0.80% for assets up to $500 million                    0.90%        0.70%
0.70% for assets of $500 million and
  more but less than $2 billion                        0.80%        0.60%
0.65% on assets of $2 billion and more                 0.75%        0.55%



                                                    GARTMORE GVIT WORLDWIDE
                                                          LEADERS FUND
                                                     POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                     HIGHEST      LOWEST
0.90% for assets up to $50 million                     1.00%        0.80%
0.85% for assets of $50 million or more                0.95%        0.75%


         The performance adjustment for each of these Funds works as follows. If a Fund outperforms its respective benchmark by a maximum of 500 basis points over the preceding 12-month rolling period, the advisory fees for such Fund for the most recently completed calendar quarter will increase by a maximum of 10 basis points over each such Fund's respective base fee. If, however, the Fund underperforms its benchmark by a maximum of 500 basis points over the preceding 12-month rolling period, the advisory fees for such Fund for the most recently completed calendar quarter would go down to by a maximum of 10 basis points. In the event that a Fund outperforms or underperforms its benchmark by less than 100 basis points over the preceding 12-month rolling period, no adjustment will take place and GMF will receive the applicable base fee.

         The base rate and the performance rate are applied separately. The base rate is applied to each Fund's respective average net assets over the most recent quarter, while the performance adjustment amount is applied to such Fund's respective average net assets over the preceding 12 month rolling performance period. The corresponding dollar values are then added to arrive at the overall GMF advisory fee for the current period.

         By way of example, assume a Fund's performance adjustment rate of 0.10% is achieved by comparing performance of the Fund to its respective benchmark index over the 12 month rolling period ended December 31, 2006. Further assume that GMF is earning a base advisory fee for such Fund at an annualized rate of 0.90%. GMF would receive as its fee for the quarter ending December 31, 2006 one-fourth of the annualized rate of 0.90% times the Fund's average net assets for the quarter, plus one-fourth the annualized rate of 0.10% times the Fund's average net assets over the 12-month rolling period ended December 31, 2006. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and 12 month rolling period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged on the basis of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

3. On pages 87-88 of the SAI, the information in the table of the investment advisory fees received by GGAMT and the footnotes with respect to the Funds is revised with the following information:

FUND                                     ASSETS                                 INVESTMENT ADVISORY FEE
----                                     ------                                 -----------------------
Gartmore GVIT Emerging Markets Fund (1)  $0 up to $500 million                  1.15%
                                         $500 million up to $2                  1.10%
                                         billion
                                         $2 billion and                         1.05%
                                         more

Gartmore GVIT Developing Markets Fund    $0 up to $500 million                  1.15%
(2)                                      $500 million up to $2                  1.10%
                                         billion
                                         $2 billion and                         1.05%
                                         more

Gartmore GVIT Global Financial           $0 up to $500 million                  1.00%
Services Fund (3)                        $500 million up to $2                  0.95%
                                         billion
                                         $2 billion and                         0.90%
                                         more

Gartmore GVIT Global Utilities Fund (4)  $0 up to $500 million                  0.80%
                                         $500 million up to $2                  0.75%
                                         billion
                                         $2 billion and more                    0.70%

Gartmore GVIT International Growth       $0 up to $500 million                  1.00%
Fund (5)                                 $500 million up to $2                  0.95%
                                         billion
                                         $2 billion and more                    0.90%

(1) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Emerging Markets Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund is will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(2) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Developing Markets Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund is will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(3) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Global Financial Services Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(4) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT Global Utilities Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund is will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmarks, the MSCI World Telecom Services Index (60%)/MSCI World Utilties Index (40%). If the Fund outperforms its benchmarks by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmarks by a set amount, the Fund will pay lower fees.

(5) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Gartmore GVIT International Growth Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above. The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI All Country World ex U.S. Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

4. The following information is inserted on page 88 of the SAI immediately preceding the subheading "Limitation of Fund Expenses":

PERFORMANCE FEES - GARTMORE GVIT DEVELOPING MARKETS FUND, GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND, GARTMORE GVIT GLOBAL UTILITIES FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND

         As described above and in each of the Fund's prospectus, beginning October 1, 2006, each Fund will be subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark(s) over a 12-month rolling period. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark(s) over the preceding 12 month rolling period:

                  OUT OR UNDER PERFORMANCE                 CHANGE IN FEES

                  +/- 1 percentage point                   +/- 0.02%
                  +/- 2 percentage points                  +/- 0.04%
                  +/- 3 percentage points                  +/- 0.06%
                  +/- 4 percentage points                  +/- 0.08%
                  +/- 5 percentage points or more          +/- 0.10%

         As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                                     GARTMORE GVIT DEVELOPING
                                                           MARKETS FUND
                                                      POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                      HIGHEST      LOWEST
1.05% for assets up to $500 million                     1.15%        0.95%
1.00% for assets of $500 million and
  more but less than $2 billion                         1.10%        0.90%
0.95% on assets of $2 billion and more                  1.05%        0.85%


                                                       GARTMORE GVIT GLOBAL
                                                      EMERGING MARKETS FUND
                                                      POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                      HIGHEST      LOWEST
1.05% for assets up to $500 million                     1.15%        0.95%
1.00% for assets of $500 million and
  more but less than $2 billion                         1.10%        0.90%
0.95% on assets of $2 billion and more                  1.05%        0.85%


                                                       GARTMORE GVIT GLOBAL
                                                     FINANCIAL SERVICES FUND
                                                      POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                      HIGHEST      LOWEST
0.90% for assets up to $500 million                     1.00%        0.80%
0.85% for assets of $500 million and more
 but less then $2 billion                               0.95%        0.75%
0.80% on assets of $2 billion and more                  0.90%        0.70%


                                                        GARTMORE GVIT GLOBAL
                                                           UTILITIES FUND
                                                       POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                       HIGHEST      LOWEST
0.70% for assets up to $500 million                      0.80%        0.60%
0.65% for assets of $500 million and
  more but less than $2 billion                          0.75%        0.55%
0.60% on assets of $2 billion and more                   0.70%        0.50%


                                                           GARTMORE GVIT
                                                     INTERNATIONAL GROWTH FUND
                                                       POSSIBLE ADVISORY FEES

BASE ADVISORY FEE                                       HIGHEST      LOWEST
0.90% for assets up to $500 million                      1.00%        0.80%
0.85% for assets of $500 million and
  more but less than $2 billion                          0.95%        0.75%
0.80% on assets of $2 billion and more                   0.90%        0.70%


         The performance adjustment for each of these Funds works as follows. If a Fund outperforms its respective benchmark by a maximum of 500 basis points over the preceding 12-month rolling period, the advisory fees for such Fund for the most recently completed calendar quarter will increase by a maximum of 10 basis points over each such Fund's respective base fee. If, however, the Fund underperforms its benchmark by a maximum of 500 basis points over the preceding 12-month rolling period, the advisory fees for such Fund for the most recently completed calendar quarter would go down to by a maximum of 10 basis points. In the event that a Fund outperforms or underperforms its benchmark by less than 100 basis points over the preceding 12-month rolling period, no adjustment will take place and GGAMT will receive the applicable base fee.

         The base rate and the performance rate are applied separately. The base rate is applied to each Fund's respective average net assets over the most recent quarter, while the performance adjustment amount is applied to such Fund's respective average net assets over the preceding 12-month rolling performance period. The corresponding dollar values are then added to arrive at the overall GGAMT advisory fee for the current period.

         By way of example, assume a Fund's performance adjustment rate of 0.10% is achieved by comparing performance of the Fund to its respective benchmark index over the 12 month rolling period ended December 31, 2006. Further assume that GGAMT is earning a base advisory fee for such Fund at an annualized rate of 0.90%. GGAMT would receive as its fee for the quarter ending December 31, 2006 one-fourth of the annualized rate of 0.90% times the Fund's average net assets for the quarter, plus one-fourth the annualized rate of 0.10% times the Fund's average net assets over the 12 month rolling period ended December 31, 2006. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and 12 month rolling period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged on the basis of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

5. The following information replaces the subadvisory fee breakpoint information for the Funds on page 94 of the SAI:

FUND                                     ASSETS                      FEE
----                                     ------                      ---
Gartmore GVIT Worldwide Leaders Fund     Up to $50 million           0.60%
(1)                                      $50 million and more        0.55%

Gartmore GVIT Emerging Markets Fund (2)  All assets                  0.575%

Gartmore GVIT Developing Markets Fund    All assets                  0.575%
(2)

Gartmore GVIT International Growth       All assets                  0.50%
Fund (2)

Gartmore GVIT Global Financial           All assets                  0.50%
Services Fund (2)

Gartmore GVIT Global Utilities Fund (2)  All assets                  0.40%

---------------------------------------------------

(1) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Fund, the base subadvisory fee will be reduced by 5 basis points at each breakpoint from the amounts shown in the table above.

(2) Beginning October 1, 2005, upon effectiveness and implementation of a performance fee structure for the Funds, the base subadvisory fees for the Funds will be reduced and the following breakpoint schedules will be implemented:

FUND                                        ASSETS                                               FEE
----                                        ------                                               ---
Gartmore GVIT Emerging Markets Fund*        Up to $500 million                                   0.525%
                                            $500 million and more but less than $2 billion       0.500%
                                            $2 billion and more                                  0.475%

Gartmore GVIT Developing Markets Fund*      Up to $500 million                                   0.525%
                                            $500 million and more but less than $2 billion       0.500%
                                            $2 billion and more                                  0.475%

Gartmore GVIT International Growth Fund*    Up to $500 million                                   0.450%
                                            $500 million and more but less than $2 billion       0.425%
                                            $2 billion and more                                  0.400%

Gartmore GVIT Global Financial Services     Up to $500 million                                   0.450%
Fund*                                       $500 million and more but less than $2 billion       0.425%
                                            $2 billion and more                                  0.400%

Gartmore GVIT Global Utilities Fund*        Up to $500 million                                   0.350%
                                            $500 million and more but less than $2 billion       0.325%
                                            $2 billion and more                                  0.300%

------------------------------------------------
* The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark. If the Fund outperforms its benchmark by a set amount, GMF or GGAMT will pay higher subadvisory fees to the Subadvisers. Conversely, if the Fund underperforms its benchmark by a set amount, GMF or GGAMT will pay lower subadvisory fees to the Subadvisers.

6. The following information is inserted on page 94 of the SAI, immediately preceding the table of the amount GMF or GGAMT paid to the
Subadvisers: SUBADVISER PERFORMANCE FEE -GARTMORE GVIT DEVELOPING MARKETS FUND, GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND, GARTMORE GVIT GLOBAL UTILITIES FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE GVIT WORLDWIDE LEADERS FUND

         For the subadvisory services provided to the Funds, the Subadvisers receive a base subadvisory fee that may be adjusted quarterly if a Fund outperforms or underperforms its stated benchmark over the rolling 12-month period ending on the last day of such quarter as follows:

                            OUT OR UNDER PERFORMANCE           CHANGE IN FEES
                            ------------------------           --------------
                            +/- 1 percentage point               +/- 0.02%
                            +/- 2 percentage points              +/- 0.04%
                            +/- 3 percentage points              +/- 0.06%
                            +/- 4 percentage points              +/- 0.08%
                            +/- 5 percentage points or more      +/- 0.10%

As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                           GARTMORE GVIT DEVELOPING MARKETS
                                                         FUND
                                               POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                              HIGHEST           LOWEST
0.525% for assets up to $500 million              0.625%           0.425%
0.500% for assets of $500 million and
  more but less than $2 billion                   0.600%           0.400%
0.475% on assets of $2 billion and more           0.575%           0.375%

                                            GARTMORE GVIT EMERGING MARKETS
                                                         FUND
                                               POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                              HIGHEST           LOWEST
0.525% for assets up to $500 million              0.625%           0.425%
0.500% for assets of $500 million and
  more but less than $2 billion                   0.600%           0.400%
0.475% on assets of $2 billion and more           0.575%           0.375%

                                            GARTMORE GVIT GLOBAL FINANCIAL
                                                     SERVICES FUND
                                               POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                              HIGHEST           LOWEST
0.450% for assets up to $500 million              0.550%           0.350%
0.425% for assets of $500 million and
  more but less than $2 billion                   0.525%           0.325%
0.400% on assets of $2 billion and more           0.500%           0.300%

                                             GARTMORE GVIT GLOBAL UTILITIES
                                                          FUND
                                                POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                               HIGHEST           LOWEST
0.350% for assets up to $500 million               0.450%           0.250%
0.325% for assets of $500 million and
  more but less than $2 billion                    0.425%           0.225%
0.300% on assets of $2 billion and more            0.400%           0.200%

                                           GARTMORE GVIT INTERNATIONAL GROWTH
                                                          FUND
                                                POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                               HIGHEST           LOWEST
0.450% for assets up to $500 million               0.550%           0.350%
0.425% for assets of $500 million and
  more but less than $2 billion                    0.525%           0.325%
0.400% on assets of $2 billion and more            0.500%           0.300%

                                             GARTMORE GVIT WORLDWIDE LEADERS
                                                          FUND
                                           POSSIBLE SUBADVISORY FEES

BASE SUBDVISORY FEE                               HIGHEST           LOWEST
0.550% for assets up to $50 million                0.650%           0.450%
0.500% for assets of $50 million or more           0.600%           0.400%

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a) Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the "Amended Declaration"), of Registrant Gartmore Variable Insurance Trust, the Delaware Statutory Trust (the "Trust") previously filed with the Trust's registration statement on February 25, 2005 is hereby incorporated by reference.

                  (1) Amending Resolutions dated September 30, 2004 to the Amended Declaration previously filed with the Trust's registration statement on February 25, 2005 are hereby incorporated by reference.

                  (2) Amending Resolutions dated March 11, 2005 to the Amended Declaration previously filed with the Trust's registration statement on April 28, 2005 are hereby incorporated by reference.

         (b) Amended and Restated Bylaws, amended and restated as of October 28, 2004 (the "Amended Bylaws"), of the Trust previously filed with the Trust's registration statement on February 25, 2005 are hereby incorporated by reference.

         (c) Certificates for shares are not issued. Articles III, V, VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit (a) and
                  (b), respectively, hereto, define the rights of holders of shares.

         (d)      Investment Advisory Agreements

                  (1) Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Mutual Fund Capital Trust ("GMFCT") (formerly Villanova Mutual Fund Capital Trust) dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (2) Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Global Asset Management Trust ("GGAMT") (formerly Villanova Global Asset Management Trust) dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (3)      Subadvisory Agreements

                           (a) Form of Subadvisory Agreement with GGAMT and Gartmore Global Partners ("GGP") for the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities, Gartmore GVIT Global Financial Services, Gartmore GVIT Asia Pacific Leaders and Gartmore GVIT Developing Markets Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (b) Form of Subadvisory Agreement with GMFCT and GGP for the Gartmore GVIT Small Company and Gartmore GVIT Worldwide Leaders Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (c) Subadvisory Agreement with Oberweis Asset Management, Inc. for the GVIT Small Cap Growth Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (d) Subadvisory Agreement with The Dreyfus Corporation for the Dreyfus GVIT International Value, GVIT Small Company, Dreyfus GVIT Mid Cap Index, and GVIT Small Cap Value Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (e) Form of Subadvisory Agreement with Neuberger Berman, LLC for the GVIT Small Company Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (f) Subadvisory Agreement with American Century Investment Management, Inc. for the Gartmore GVIT Small Company Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (g) Form of Subadvisory Agreement with Federated Investment Counseling for the Federated GVIT High Income Bond Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (h) Form of Subadvisory Agreement with Morgan Stanley Investment Management, Inc. (as assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) for theVan Kampen GVIT Multi Sector Bond and GVIT Small Company Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (i) Form of Subadvisory Agreement with J.P. Morgan Investment Management, Inc. for the J.P. Morgan GVIT Balanced and GVIT Small Cap Value Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (j) Form of Subadvisory Agreement with Van Kampen Asset Management, Inc. for the Van Kampen GVIT Comstock Value Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (k) Form of Subadvisory Agreement with Waddell & Reed Investment Management Company for the GVIT Small Cap Growth and GVIT Small Company Funds, which are series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (l) Subadvisory Agreement with SSgA Funds Management, Inc. for the GVIT Equity 500 Index Fund, a series of the Trust, dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (e) Form of Underwriting Agreement dated May 2, 2005 between the Trust and Gartmore Distribution Services, Inc. ("GDSI") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (f)      Not applicable.

         (g)      (1)      Global Custody Agreement dated April 4, 2003 between
                           Gartmore Variable Insurance Trust, a Massachusetts business trust ("GVIT-MA"), and JPMorgan Chase Bank previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-lA on April
                           28, 2003, assigned to the Trust and herein incorporated by reference.

                           (a) Amendment to Global Custody Agreement dated January 1, 2004 between GVIT-MA and JPMorgan Chase Bank previously filed with the Trust's Registration Statement on August 31, 2004, assigned to the Trust and herein incorporated by reference.

                           (b) Waiver to Global Custody Agreement dated as of May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (c) Form of Cash Trade Execution previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (h)      (1)      Amended and Restated Fund Administration and Transfer
                           Agency Agreement amended and restated as of January
                           1, 2005 among the GVIT-MA, Gartmore SA Capital Trust and Gartmore Investor Services, Inc. previously filed with the Trust's registration statement on February
                           25, 2005, assigned to the Trust and herein incorporated by reference.

                  (2) Administrative Services Plan dated May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                           (a) Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-lA on October 15, 2002 and herein incorporated by reference.

                           (b) Revised Exhibit A to the Administrative Services Plan dated May 2, 2005 is filed herewith as Exhibit 23(h)(2)(b).

                  (3) Form of Expense Limitation Agreement between the Trust and Gartmore Global Asset Management Trust ("GGMAT") effective May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (4) Form of Expense Limitation Agreement between the Trust and Gartmore Mutual Fund Capital Trust ("GMFCT") effective May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (5) Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H.
                           J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

                  (6) Form of Assignment and Assumption Agreement between GVIT-MA and the Trust, dated as of May 2, 2005, assigning GVIT-MA's titles, right, benefit and privileges in and to certain contracts in the Agreement previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (7) Form of Fund Participation Agreement previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (i) Legal opinion of Stradley, Ronon, Stevens & Young, LLP previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (j) Consent of PricewaterhouseCoopers LLP, independent auditors, previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (k)      Not applicable

         (l)      Not applicable

         (m) Distribution Plan under Rule l2b-1 adopted December 2, 2004, and effective May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (n) Rule l8f-3 Plan adopted September 30, 2004 and effective May 2, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (o)      Not applicable

         (p)      (1)      Code of Ethics dated as of May 2, 2005 for the
                           Trust previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (2) Code of Ethics dated March 11, 2005 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company (collectively, "Gartmore") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (3) Code of Ethics dated March 11, 2005 for Gartmore Distribution Services, Inc previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (4) Code of Ethics dated March 11, 2005 for Federated Investment Management Company ("Federated") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (5) Code of Ethics dated March 11, 2005 for Gartmore Global Partners ("GGP") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (6) Code of Ethics dated March 11, 2005 for J.P. Morgan Investment Management, Inc. ("J.P. Morgan") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (7) Code of Ethics dated March 11, 2005 for The Dreyfus Corporation (Mellon Financial Corporation & The Boston Company Asset Management, LLC) (collectively, "Dreyfus") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (8) Code of Ethics dated March 11, 2005 for Fund Asset Management (Merrill Lynch Investment Managers) (collectively, "FAM-MLIM") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (9) Code of Ethics dated March 11, 2005 for Neuberger Berman, LLC ("Neuberger Berman") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (10) Code of Ethics dated March 11, 2005 for Waddell & Reed Investment Management Company ("Waddell & Reed") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (11) Code of Ethics dated March 11, 2005 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc., (collectively, "MSAM-VKAM") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (12) Code of Ethics dated March 11, 2005 for Oberweis Asset Management, Inc., ("Oberweis") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (13) Code of Ethics dated March 11, 2005 for American Century Investment Management, Inc. ("American Century") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (14) Code of Ethics dated March 11, 2005 for SSgA Funds Management, Inc. ("SSgA") previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

         (q)      (1)      Powers of Attorney with respect to GVIT-MA for
                           Charles E. Allen, Paula H.J. Cholmondeley, C. Brent
                           Devore, Phyllis Kay Dryden, Barbara Hennigar, Barbara
                           I. Jacobs, Gerald J. Holland, Paul J. Hondros,
                           Douglas Kridler, Michael D. McCarthy, Arden L.
                           Shisler, and David C. Wetmore dated February 21,
                           2005, previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

                  (2) Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Phyllis Kay Dryden, Barbara Hennigar, Barbara
                           I. Jacobs, Gerald J. Holland, Paul J. Hondros, Douglas Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore and the Trust dated February 21, 2005 previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 23(a) above.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(5) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

TERRI L. HILL, Director
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

W. G. JURGENSEN, Chief Executive Officer and Director
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide
Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director
Gartmore Global Investments, Inc.

Chairman
Nationwide Securities, Inc.

MICHAEL C. KELLER, Director, Executive Vice President - Chief Information
Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Financial Services, Inc.

Director
Gartmore Global Investments, Inc.

PAUL J. HONDROS, Director, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chairman and Chief Executive Officer
Gartmore Variable Insurance Trust

ROBERT A. ROSHOLT, Executive Vice President - Chief Financial Officer Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director
Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director
Gartmore Global Investments, Inc.

Director
NGH Luxembourg, S.A.

YOUNG D. CHIN, Executive Vice President - Global CIO - Equities
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

JEFFREY S. MEYER, Executive Vice President
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

GLENN W. SODEN, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

CAROL L. DOVE, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

JOHN F. DELALOYE, Assistant Secretary
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

GERALD J. HOLLAND, Senior Vice President and Chief Administrative Officer Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

THOMAS M. SIPP, Vice President
Gartmore Global Investments, Inc.

Vice President and Treasurer
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

MICHAEL A. KRULIKOWSKI, Vice President and Chief Compliance Officer Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

DANIEL J. MURPHY, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

ERIC E. MILLER, Senior Vice President - Chief Legal Counsel
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

RICHARD FONASH, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

THOMAS E. BARNES, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road,
Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon 97035

         (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                                 Directors of NC

                  Lewis J. Alphin                   W. G. Jurgensen
                  James B. Bachmann                 David O. Miller
                  A. I. Bell                        Terry W. McClure
                  Timothy J. Corcoran               Lydia M. Marshall
                  Yvonne M. Curl                    Ralph M. Paige
                  Kenneth D. Davis                  James F. Patterson
                  Keith E. Eckel                    Arden L. Shisler
                  Willard J. Engel                  Robert L. Stewart
                  Fred C. Finney

                                Officers of GGAMT

                  President and Chief Executive Officer   Paul J. Hondros
                  Vice President, Chief Financial Officer
                    and Treasurer                         Thomas M. Sipp
                  Vice President and Secretary            Thomas E. Barnes
                  Senior Vice President                   Eric E. Miller
                  Assistant Secretary                     John F. Delaloye
                  Assistant Treasurer and
                    Vice President                        Carol L. Dove
                  Executive Vice President,
                    Global CIO - Equities                 Young D. Chin
                  Senior Vice President                   Gerald J. Holland
                  Vice President and
                    Chief Compliance Officer              Michael A. Krulikowksi
                  Assistant Treasurer                     Daniel J. Murphy
                  Vice President                          Richard F. Fonash
                  Vice President                          Alan A. Todryk
                  Assistant Vice President                Toni L. Lindsey

         (c)      Information for the Subadvisers

                  (1)      The Dreyfus Corporation

                           The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund, the Dreyfus GVIT International Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

                  (2)      Neuberger Berman, LLC

                           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

                  (3)      SSgA Fund Management, Inc.

                           SSgA Fund Management, Inc. ("SSgA") acts as subadviser to the GVIT Equity 500 Index Fund and as investment adviser or subadviser to a number of other registered investment companies. The list required by
                           Item 25 of officers and directors of SSgA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by SSgA (SEC File No. 801-60103).

                  (4) Federated Investment Counseling, acts as subadviser to the Federated GVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The subadvisor serves as investment adviser to a number of investment companies and private accounts. The list required by Item 25 of officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

                  (5) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, act as subadviser to the J. P. Morgan GVIT Balanced Fund and the GVIT Small Cap Value Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

                  (6) Morgan Stanley Investments LP act as subadviser to the Van Kampen GVIT Multi Sector Bond Fund (formerly MAS GVIT Multi Sector Bond Fund) and the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

                  (7) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT Developing Markets Fund, the Gartmore GVIT International Growth Fund, the Gartmore GVIT Global Small Companies, the Gartmore GVIT European Leaders Fund, the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia Pacific Leaders Fund, the Gartmore GVIT Global Financial Services Fund, the Gartmore GVIT Global Utilities Fund, the GVIT Small Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. The list required by this Item 25 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

                  (8) Waddell & Reed Investment Management Company ("WRIMCO") acts as subadviser to the GVIT Small Cap Growth Fund and the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

                  (9) Van Kampen Asset Management, Inc. ("VKAM") acts as subadviser to the Van Kampen Comstock GVIT Value Fund. The list required by this Item 25 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

                  (10) Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the GVIT Small Cap Growth Fund. The list required by this Item 25 of the officers and directors of OAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (Sec File No. 801-35657).

                  (11) American Century Investment Management, Inc. ("American Century") acts as subadviser to the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of American Century, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by American Century (Sec File No. 801-8174).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)      Gartmore Mutual Funds

         (b)      Gartmore Distribution Services, Inc.

                                                                                                  TITLE WITH
NAME:                     ADDRESS:                               TITLE WITH GDSI:                 REGISTRANT:
-----                     --------                               ----------------                 -----------
Paul J. Hondros           1200 River Road, Ste. 1000             President and Chief Executive    Chairman
                          Conshohocken PA 19428                  Officer

Young D. Chin             1200 River Road, Ste. 1000             Executive Vice President         n/a
                          Conshohocken PA 19428

Gerald J. Holland         1200 River Road, Ste. 1000             Senior Vice President and        Treasurer
                          Conshohocken PA 19428                  Chief Administrative Officer

Eric E. Miller            1200 River Road, Ste. 1000             Senior Vice President            Secretary
                          Conshohocken PA 19428

Thomas M. Sipp            1200 River Road, Ste. 1000             Vice President, Chief            n/a
                          Conshohocken PA 19428                  Financial Officer, and
                                                                 Treasurer

                                                                                                  TITLE WITH
NAME:                     ADDRESS:                               TITLE WITH GDSI:                 REGISTRANT:
-----                     --------                               ----------------                 -----------
Glenn W. Soden            One Nationwide Plaza                   Associate Vice President and     n/a
                          Columbus, OH 43215                     Secretary

Carol L. Dove             One Nationwide Plaza                   Vice President and Assistant     n/a
                          Columbus, OH 43215                     Treasurer

Daniel J. Murphy          One Nationwide Plaza                   Assistant Treasurer              n/a
                          Columbus, OH 43215

Michael A. Krulikowski    1200 River Road, Ste. 1000             Vice President and Chief         Assistant Secretary
                          Conshohocken PA 19428                  Compliance Officer               and Chief Compliance
                                                                                                  Officer

Alan A. Todryk            One Nationwide Plaza                   Vice President                   n/a
                          Columbus, OH 43215

Jeffrey S. Meyer          1200 River Road, Ste. 1000             Executive Vice President         n/a
                          Conshohocken PA 19428

Thomas E. Barnes          One Nationwide Plaza                   Vice President and Assistant     n/a
                          Columbus, OH 43215                     Secretary

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  BISYS
                  3435 Stelzer Road
                  Columbus, OH 43219

                  Gartmore Variable Insurance Trust
                  1200 River Road, Suite 1000
                  Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

                  Not applicable.

ITEM 30. UNDERTAKINGS

                  Regarding the Funds listed below which have not commenced operation and do not yet have assets, prior to the commencement of operation of such Funds, the Trust hereby undertakes to file an amendment to this Registration Statement providing all the required information regarding the Investment Adviser, Investment Subadviser, Portfolio Manager(s) and any other information required under Form N-1A. With respect to the Gartmore GVIT Nationwide Principal Protected Fund, the Trust hereby undertakes to incorporate the SEC reviewer comments from April 12, 2005 regarding the format of the Fund's prospectus.

                  Gartmore GVIT European Leaders Fund

                  Gartmore GVIT Global Small Companies Fund

                  Gartmore GVIT OTC Fund

                  Gartmore GVIT Asia Pacific Leaders Fund

                  Gartmore GVIT Nationwide Principal Protected Fund

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a Delaware Statutory Trust) certifies that it has duly caused this Post-Effective Amendment Nos. 83, 84 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 29th day of July 2005.

                                    GARTMORE VARIABLE INSURANCE TRUST

                                    By:    /S/ ALLAN J. OSTER
                                           ------------------------------------
                                           Allan J. Oster, Attorney-In-Fact
                                           for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 83, 84 TO THE REGISTRATION STATEMENT OF GARTMORE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 29TH DAY OF JULY 2005

Signature & Title

Principal Executive Officer

/S/ PAUL J. HONDROS*
---------------------------------------------------------------
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/S/ GERALD J. HOLLAND*
---------------------------------------------------------------
Gerald J. Holland, Treasurer

/S/ CHARLES E. ALLEN*
---------------------------------------------------------------
Charles E. Allen, Trustee

/S/ PAULA H.J. CHOLMONDELEY*
---------------------------------------------------------------
Paula H.J. Cholmondeley, Trustee

/S/ C. BRENT DEVORE*
---------------------------------------------------------------
C. Brent Devore, Trustee

/S/ PHYLLIS KAY DRYDEN*
---------------------------------------------------------------
Phyllis Kay Dryden, Trustee

/S/ BARBARA L. HENNIGAR*
---------------------------------------------------------------
Barbara L. Hennigar, Trustee

/S/ BARBARA I. JACOBS*
---------------------------------------------------------------
Barbara I. Jacobs, Trustee

/S/ DOUGLAS F. KRIDLER*
---------------------------------------------------------------
Douglas F. Kridler, Trustee

/S/ MICHAEL D. MCCARTHY*
---------------------------------------------------------------
Michael D. McCarthy, Trustee

/S/ ARDEN L. SHISLER*
---------------------------------------------------------------
Arden L. Shisler, Trustee

/S/ DAVID C. WETMORE*
---------------------------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:  /S/ ALLAN J. OSTER
      ---------------------------------------------------------
      Allan J. Oster, Attorney-In Fact

                                  EXHIBIT LIST

EXHIBIT                    ITEM
-------                    ----

23(h)(2)(b)                Revised Exhibit A to Administrative Services Plan
                           dated May 2, 2005.